Property, Plant and Equipment - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2023	Mar. 31, 2022
Property Plant And Equipment [Line Items]
Gain on disposal of property, plant and equipment			$ (172,945)	$ 6,469
Impairment loss related to property, plant and equipment			386,295
Building and Building Components
Property Plant And Equipment [Line Items]
Impairment loss			3,150,663
Laboratory, and plant equipment
Property Plant And Equipment [Line Items]
Impairment loss			9,210,460
Office Equipment
Property Plant And Equipment [Line Items]
Gain on disposal of property, plant and equipment			213,350
Canadian Cannabis
Property Plant And Equipment [Line Items]
Impairment loss	$ 1,424,517			$ 12,361,123
Carrying amount of property, plant and equipment			20,290,929
Canadian Cannabis | Production Facility Land and Building
Property Plant And Equipment [Line Items]
Carrying amount of property, plant and equipment			17,101,160
Canadian Cannabis | Equipment
Property Plant And Equipment [Line Items]
Carrying amount of property, plant and equipment			3,189,769
Cannabis
Property Plant And Equipment [Line Items]
Property, plant and equipment impaired		$ 2,404,459	$ 15,346,119